Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property and Equipment
Property and Equipment

2. Property and Equipment

Property and equipment, net consisted of the following:

	June 30,	December 31,
	2022	2021

Office furniture, equipment and software	$206,000	$206,000
Less accumulated depreciation	(200,000)	(189,000)
Property and equipment, net	$6,000	$17,000

Depreciation expense for the three months ended June 30, 2022 and 2021 was $5,000 and $7,000, respectively. Depreciation expense for the six months ended June 30, 2022 and 2021 was $11,000 and $13,000, respectively.

2. Property and Equipment

Property and equipment, net consisted of the following:

	December 31,
	2021	2020

Office furniture, equipment and software	$206,000	$206,000
Less accumulated depreciation	(189,000)	(162,000)
Property and equipment, net	$17,000	$44,000

Depreciation expense for the years ended December 31, 2021 and 2020 was $27,000 and $21,000, respectively.